Average Annual Total Returns	12 Months Ended
Oct. 31, 2012
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.91%
Five Years	(0.81%)
Ten Years	16.41%
Inception Date	Jun. 22, 2000
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.64%
Five Years	(1.00%)
Ten Years	16.20%
Inception Date	May 04, 1994
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.84%
Five Years	(0.87%)
Since Inception	9.92%
Inception Date	Mar. 04, 2005
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.83%
Five Years	(0.87%)
Since Inception	5.13%
Inception Date	Jan. 19, 2007
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.92%
Since Inception	0.02%
Inception Date	Dec. 15, 2010
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.86%
Five Years	(0.87%)
Since Inception	8.77%
Inception Date	Jun. 23, 2006
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	20.80%
Five Years	(3.97%)
Ten Years	8.55%
Inception Date	Jun. 18, 1990
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	21.04%
Five Years	(3.82%)
Ten Years	8.72%
Inception Date	May 15, 2000
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	20.99%
Five Years	(3.85%)
Ten Years	8.67%
Inception Date	Aug. 13, 2001
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	21.01%
Five Years	(3.85%)
Since Inception	3.52%
Inception Date	Mar. 04, 2005
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	20.99%
Five Years	(3.85%)
Since Inception	0.54%
Inception Date	Oct. 06, 2006
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.52%
Since Inception	15.91%
Inception Date	Sep. 27, 2011
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.35%
Five Years	(2.58%)
Since Inception	0.31%
Inception Date	Mar. 08, 2007
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.57%
Five Years	(2.37%)
Since Inception	(0.69%)
Inception Date	Apr. 30, 2007
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.55%
Five Years	(2.43%)
Since Inception	0.81%
Inception Date	Mar. 02, 2007
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.58%
Since Inception	1.91%
Inception Date	Dec. 16, 2010
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.97%
Since Inception	18.63%
Inception Date	Apr. 02, 2009
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.92%
Since Inception	18.34%
Inception Date	Apr. 02, 2009
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.12%
Since Inception	18.90%
Inception Date	Apr. 02, 2009
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	40.81%
Since Inception	8.39%
Inception Date	Nov. 01, 2010
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	40.98%
Since Inception	10.10%
Inception Date	Feb. 10, 2011
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	41.04%
Since Inception	9.75%
Inception Date	Apr. 19, 2011
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	41.59%
Since Inception	8.76%
Inception Date	Nov. 01, 2010
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.49%
Five Years	(1.77%)
Ten Years	8.03%
Inception Date	Jun. 18, 1990
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.67%
Five Years	(1.60%)
Ten Years	8.20%
Inception Date	May 15, 2000
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.61%
Five Years	(1.66%)
Ten Years	8.14%
Inception Date	Aug. 13, 2001
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.60%
Five Years	(1.65%)
Since Inception	3.41%
Inception Date	Mar. 04, 2005
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.64%
Five Years	(1.65%)
Since Inception	(2.01%)
Inception Date	Jun. 04, 2007
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.15%
Since Inception	1.88%
Inception Date	Jun. 26, 2008
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.35%
Since Inception	12.49%
Inception Date	Oct. 09, 2008
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.33%
Since Inception	1.72%
Inception Date	Jun. 24, 2008
Return After Taxes on Distributions | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.46%
Five Years	(1.20%)
Ten Years	16.03%
Return After Taxes on Distributions | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.24%
Five Years	(1.35%)
Ten Years	15.86%
Return After Taxes on Distributions | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.41%
Five Years	(1.25%)
Since Inception	9.54%
Return After Taxes on Distributions | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.40%
Five Years	(1.24%)
Since Inception	4.73%
Return After Taxes on Distributions | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	20.33%
Five Years	(4.57%)
Ten Years	7.99%
Return After Taxes on Distributions | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	20.54%
Five Years	(4.47%)
Ten Years	8.12%
Return After Taxes on Distributions | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	20.51%
Five Years	(4.50%)
Since Inception	2.91%
Return After Taxes on Distributions | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	20.49%
Five Years	(4.50%)
Since Inception	(0.14%)
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.80%
Five Years	(2.96%)
Since Inception	(0.04%)
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.97%
Five Years	(2.79%)
Since Inception	(1.08%)
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.96%
Five Years	(2.84%)
Since Inception	0.43%
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.23%
Since Inception	17.89%
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.02%
Since Inception	17.65%
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.37%
Since Inception	18.16%
Return After Taxes on Distributions | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	38.37%
Since Inception	6.96%
Return After Taxes on Distributions | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	38.51%
Since Inception	8.55%
Return After Taxes on Distributions | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	38.56%
Since Inception	8.03%
Return After Taxes on Distributions | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	39.14%
Since Inception	7.29%
Return After Taxes on Distributions | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.73%
Five Years	(2.21%)
Ten Years	7.59%
Return After Taxes on Distributions | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.86%
Five Years	(2.09%)
Ten Years	7.72%
Return After Taxes on Distributions | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.81%
Five Years	(2.14%)
Since Inception	2.92%
Return After Taxes on Distributions | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.84%
Five Years	(2.14%)
Since Inception	(2.53%)
Return After Taxes on Distributions | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.73%
Since Inception	1.61%
Return After Taxes on Distributions | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.91%
Since Inception	12.14%
Return After Taxes on Distributions | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.89%
Since Inception	1.43%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.78%
Five Years	(0.78%)
Ten Years	14.86%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.56%
Five Years	(0.93%)
Ten Years	14.67%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.72%
Five Years	(0.82%)
Since Inception	8.69%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.72%
Five Years	(0.82%)
Since Inception	4.35%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.24%
Five Years	(3.41%)
Ten Years	7.52%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.44%
Five Years	(3.29%)
Ten Years	7.67%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.41%
Five Years	(3.32%)
Since Inception	2.99%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.40%
Five Years	(3.32%)
Since Inception	0.40%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.51%
Five Years	(2.25%)
Since Inception	0.21%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.69%
Five Years	(2.08%)
Since Inception	(0.65%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.67%
Five Years	(2.13%)
Since Inception	0.63%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.15%
Since Inception	16.06%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.97%
Since Inception	15.82%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.91%
Since Inception	16.30%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	26.75%
Since Inception	6.37%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	26.87%
Since Inception	7.77%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	26.90%
Since Inception	7.37%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	27.28%
Since Inception	6.67%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.53%
Five Years	(1.57%)
Ten Years	7.01%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.67%
Five Years	(1.44%)
Ten Years	7.16%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.63%
Five Years	(1.48%)
Since Inception	2.85%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.65%
Five Years	(1.48%)
Since Inception	(1.79%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.61%
Since Inception	1.58%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.78%
Since Inception	10.85%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.76%
Since Inception	1.44%
Based on Market Value | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.24%
Five Years	(0.70%)
Since Inception	10.01%
Based on Market Value | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	21.54%
Five Years	(3.72%)
Since Inception	3.62%
Based on Market Value | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.72%
Five Years	(2.34%)
Since Inception	0.91%
Based on Market Value | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	20.91%
Since Inception	19.28%
Based on Market Value | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	42.54%
Since Inception	9.09%
Based on Market Value | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.88%
Five Years	(1.60%)
Since Inception	3.44%
Based on Market Value | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.29%
Since Inception	1.80%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.12%
Five Years	(4.34%)
Ten Years	8.37%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.12%
Five Years	(4.34%)
Ten Years	8.37%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.12%
Five Years	(4.34%)
Ten Years	8.37%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.12%
Five Years	(4.34%)
Since Inception	3.19%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.12%
Five Years	(4.34%)
Since Inception	0.18%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.42%
Five Years	(2.01%)
Ten Years	7.99%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.42%
Five Years	(2.01%)
Ten Years	7.99%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.42%
Five Years	(2.01%)
Ten Years	7.99%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.42%
Five Years	(2.01%)
Since Inception	3.29%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.42%
Five Years	(2.01%)
Since Inception	(2.22%)
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.22%
Five Years	(0.92%)
Ten Years	16.54%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.22%
Five Years	(0.92%)
Ten Years	16.54%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.22%
Five Years	(0.92%)
Since Inception	10.02%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.22%
Five Years	(0.92%)
Since Inception	8.84%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.22%
Five Years	(0.92%)
Ten Years	16.52%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.22%
Five Years	(0.92%)
Ten Years	16.52%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.22%
Five Years	(0.92%)
Since Inception	10.44%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.22%
Five Years	(0.92%)
Since Inception	5.22%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.22%
Since Inception	(0.40%)
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.22%
Five Years	(0.92%)
Since Inception	9.00%
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.48%
Since Inception	14.99%
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.48%
Five Years	(2.40%)
Since Inception	0.72%
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.48%
Five Years	(2.40%)
Since Inception	(0.68%)
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.48%
Five Years	(2.40%)
Since Inception	0.87%
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.48%
Since Inception	1.83%
FTSE All-World Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.61%
Since Inception	1.58%
FTSE All-World Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.61%
Since Inception	11.54%
FTSE All-World Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.61%
Since Inception	1.36%
FTSE Global Small Cap ex US Index | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.64%
Since Inception	19.69%
FTSE Global Small Cap ex US Index | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.64%
Since Inception	19.69%
FTSE Global Small Cap ex US Index | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.64%
Since Inception	19.69%
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	40.02%
Since Inception	8.16%
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	40.02%
Since Inception	9.80%
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	40.02%
Since Inception	9.59%
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	40.02%
Since Inception	8.16%
FTSE Global All Cap Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.69%
FTSE Global All Cap Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.69%
FTSE Global All Cap Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.69%
Spliced Total World Stock Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.69%
Since Inception	1.59%
Spliced Total World Stock Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.69%
Since Inception	11.56%
Spliced Total World Stock Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.69%
Since Inception	1.39%